SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2025
SUPPLEMENTAL CASH FLOW INFORMATION
Schedule of non-cash investing activities

	2023	2024	2025
Acquisition of property and equipment:
Credited to trade payables	3,905	2,251	3,945
Borrowing cost capitalization	124	98	13
Addition of right of uses assets:
Credited to leases liabilities (Note 13)	10,407	10,424	7,443
Acquisition of intangible assets:
Credited to trade payables	479	339	404

Schedule of changes in liabilities arising from financing activities

				Non-cash changes
	January 1,			Foreign exchange		Other	December 31,
	2024	Cash flows	Acquisition	movement	New leases	Changes	2024
Short-term bank loans	9,650	1,875	—	—	—	—	11,525
Two step loans	84	(100)	—	16	—	—	—
Bonds	5,343	(300)	—	—	—	—	5,043
Long-term bank loans	32,260	3,933	148	7	—	(7)	36,341
Other borrowings	362	(362)	—	—	—	—	—
Lease liabilities	20,302	(7,387)	—	29	10,424	557	23,925
Total liabilities from financing activities	68,001	(2,341)	148	52	10,424	550	76,834

			Non-cash changes
	January 1,		Foreign exchange		Other	December 31,
	2025	Cash flows	movement	New leases	Changes	2025
Short-term bank loans	11,525	(4,596)	—	—	—	6,929
Bonds	5,043	(2,350)	—	—	3	2,696
Long-term bank loans	36,341	4,804	2	—	2	41,149
Lease liabilities	23,925	(7,356)	16	7,443	464	24,492
Total liabilities from financing activities	76,834	(9,498)	18	7,443	469	75,266